Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Common Stock Including Additional Paid in Capital [Member]	Preferred Stock Including Additional Paid in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	$ 97,451		$ 1,795,125		$ (4,721,923)	$ 888,091	$ (1,941,256)
Balance, shares at Dec. 31, 2020	97,450,673
Options issued and vested			14,490				14,490
Shares issued to BoD & Mgmnt - 2021 Plan	$ 4,811		143,259				148,070
Net of Shares issued to BoD, Mgmnt & related party, shares	4,811,309
Shares issued to Consultants - 2021 Plan	$ 2,893		406,459				409,352
Shares issued to Consultants, shares	2,893,600
Shares issued to BoD & Mgmnt for conversion of debt	$ 931		120,111				121,042
Shares issued to BoD & Mgmnt for conversion of debt, shares	930,864
Forgiveness of debt by Mgmnt and related party			2,007,187				2,007,187
Conversion of subsidiary shares	$ 4,755		1,395,245			(1,400,000)
Conversion of subsidiary shares, shares	4,754,552
Subsidiary shares acquired by affiliate						10,500	10,500
Subsidiary stock options						450	450
Stock transactions						600,000	600,000
Stock transactions, shares
Net loss attributable to the non-controlling interest						(496,297)	(496,297)
Net loss					(4,031,745)		(4,031,745)
Issuance of Warrants
Balance at Dec. 31, 2021	$ 110,841		5,881,876		(8,753,668)	(397,256)	(3,158,207)
Balance, shares at Dec. 31, 2021	110,840,998
Net loss attributable to the non-controlling interest						(51,116)	(51,116)
Net loss					(912,270)		(912,270)
Issuance of Warrants			42,250				42,250
Balance at Mar. 31, 2022	$ 110,841		5,924,126		(9,665,938)	(448,372)	(4,079,343)
Balance, shares at Mar. 31, 2022	110,840,998
Balance at Dec. 31, 2021	$ 110,841		5,881,876		(8,753,668)	(397,256)	(3,158,207)
Balance, shares at Dec. 31, 2021	110,840,998
Conversion of subsidiary shares
Net loss attributable to the non-controlling interest							(62,807)
Net loss							(1,534,619)
Issuance of Warrants							42,250
Balance at Jun. 30, 2022	$ 110,841		5,924,126		(10,288,287)	(460,063)	(4,713,383)
Balance, shares at Jun. 30, 2022	110,840,998
Balance at Dec. 31, 2021	$ 110,841		5,881,876		(8,753,668)	(397,256)	(3,158,207)
Balance, shares at Dec. 31, 2021	110,840,998
Shares issued to BoD & Mgmnt - 2021 Plan	$ 280		45,560				45,840
Net of Shares issued to BoD, Mgmnt & related party, shares	280,000
Shares issued to Consultants - 2021 Plan	$ 354		92,828				93,182
Shares issued to Consultants, shares	354,000
Shares issued to BoD & Mgmnt for conversion of debt	$ 6,081		1,514,290				1,520,371
Shares issued to BoD & Mgmnt for conversion of debt, shares	6,081,484
Stock transactions	$ 1,556		648,444				650,000
Stock transactions, shares	1,556,250
Net loss attributable to the non-controlling interest						(193,372)	(193,372)
Net loss					(2,463,932)		(2,463,932)
Issuance of Warrants			190,335				190,335
Forfeiture of warrants			(6,763)				(6,763)
Conversion of warrants	$ 4,140		(4,140)
Conversion of warrants, shares	4,139,503
Balance at Dec. 31, 2022	$ 123,252		8,392,430		(11,217,600)	(590,628)	(3,292,546)
Balance, shares at Dec. 31, 2022	123,252,235
Balance at Mar. 31, 2022	$ 110,841		5,924,126		(9,665,938)	(448,372)	(4,079,343)
Balance, shares at Mar. 31, 2022	110,840,998
Net loss attributable to the non-controlling interest						(11,691)	(11,691)
Net loss					(622,349)		(622,349)
Balance at Jun. 30, 2022	$ 110,841		5,924,126		(10,288,287)	(460,063)	(4,713,383)
Balance, shares at Jun. 30, 2022	110,840,998
Balance at Dec. 31, 2022	$ 123,252		8,392,430		(11,217,600)	(590,628)	(3,292,546)
Balance, shares at Dec. 31, 2022	123,252,235
Stock transactions	$ 250		79,750				80,000
Stock transactions, shares	250,000
Net loss attributable to the non-controlling interest						(32,894)	(32,894)
Net loss					(785,083)		(785,083)
Stock subscription			(30,000)				(30,000)
Balance at Mar. 31, 2023	$ 123,502		8,442,180		(12,002,683)	(623,522)	(4,060,523)
Balance, shares at Mar. 31, 2023	123,502,235
Balance at Dec. 31, 2022	$ 123,252		8,392,430		(11,217,600)	(590,628)	(3,292,546)
Balance, shares at Dec. 31, 2022	123,252,235
Conversion of subsidiary shares							172,306
Net loss attributable to the non-controlling interest							(33,658)
Net loss							(2,196,301)
Issuance of Warrants							348,637
Balance at Jun. 30, 2023	$ 132,035		11,279,970		(13,413,901)	(624,286)	(2,626,182)
Balance, shares at Jun. 30, 2023	132,035,294
Balance at Mar. 31, 2023	$ 123,502		8,442,180		(12,002,683)	(623,522)	(4,060,523)
Balance, shares at Mar. 31, 2023	123,502,235
Shares issued to BoD & Mgmnt - 2021 Plan	$ 110		50,090				50,200
Net of Shares issued to BoD, Mgmnt & related party, shares	110,000
Shares issued to Consultants - 2021 Plan	$ 4		1,786				1,790
Shares issued to Consultants, shares	4,000
Shares issued to BoD & Mgmnt for conversion of debt	$ 6,764		2,157,576				2,164,340
Shares issued to BoD & Mgmnt for conversion of debt, shares	6,763,562
Stock transactions	$ 192		64,808				65,000
Stock transactions, shares	192,411
Net loss attributable to the non-controlling interest						(764)	(764)
Net loss					(1,411,218)		(1,411,218)
Issuance of Warrants			348,637				348,637
Shares issued to Consultants for conversion of debt	$ 138		43,912				44,050
Shares issued to Consultants for conversion of debt, shares	137,656
Conversion of debt	$ 1,325		170,981				172,306
Conversion of debt, shares	1,325,430
Balance at Jun. 30, 2023	$ 132,035		$ 11,279,970		$ (13,413,901)	$ (624,286)	$ (2,626,182)
Balance, shares at Jun. 30, 2023	132,035,294